Financial risk management - Schedule of Significant Unobservable Inputs Used in Fair Value Measurement of Assets (Details) - Expected Volatility Measurement Input [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Convertible Notes [Member]
Financial risk management - Schedule of Significant Unobservable Inputs Used in Fair Value Measurement of Assets (Details) [Line Items]
Description	Convertible bonds
Unobservable inputs	Expected volatility
Relationship of unobservable inputs to fair value	The higher the expected volatility, the lower the fair value
Warrants [Member]
Financial risk management - Schedule of Significant Unobservable Inputs Used in Fair Value Measurement of Assets (Details) [Line Items]
Description	Warrants
Unobservable inputs	Expected volatility
Relationship of unobservable inputs to fair value	The higher the expected volatility, the higher the fair value
Level 3 | Convertible Notes [Member]
Financial risk management - Schedule of Significant Unobservable Inputs Used in Fair Value Measurement of Assets (Details) [Line Items]
Fair value	¥ 0	¥ 241,524
Level 3 | Warrants [Member]
Financial risk management - Schedule of Significant Unobservable Inputs Used in Fair Value Measurement of Assets (Details) [Line Items]
Fair value	¥ 22,044	¥ 0